Summary of Significant Accounting Policies - Summary Of Restatement of Previously Reported Financial Statements (Parenthetical) (Detail) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Redemption Price Per Share	$ 10.00	$ 10.00	$ 10.00	$ 10.00